As filed with the Securities and Exchange Commission on December 17, 2004
                     Registration Nos. 2-99810 and 811-04391
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]
         Pre-Effective Amendment                                       [ ]
         Post-Effective Amendment No. 78                               [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
         ACT OF 1940                                                   [X]
                  Amendment No. 76                                     [X]

                                   PBHG FUNDS
                                   ----------
         (Exact name of registrant as specified in Declaration of Trust)

               1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087
               ---------------------------------------------------
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, Including Area Code (610) 647-4100
                                                           --------------

                                David J. Bullock
               1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087
               ---------------------------------------------------
                     (Name and Address of Agent For Service)

                                   Copies to:

   William H. Rheiner, Esq              and to            John M. Zerr, Esq.
Ballard Spahr Andrews & Ingersoll                    Liberty Ridge Capital, Inc.
 1735 Market Street, 51st Floor                       1400 Liberty Ridge Drive
 Philadelphia, PA 19103-7599                              Wayne, PA 19087
       (215) 864-8600                                     (610) 647-4100

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Filing.

It is proposed that this filing will become effective (check appropriate box)
| | immediately upon filing pursuant to paragraph (b)
|X| on December 28, 2004 pursuant to paragraph (b)
| | 60 days after filing pursuant to paragraph (a)(1)
| | on (date) pursuant to paragraph (a)(1) | | 75 days after filing pursuant to
    paragraph (a)(2)
|_| on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

|X| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Offered: Common Stock

Explanatory Note:
The sole purpose of this filing is to delay the effective date of the Registrant's Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on October 19, 2004 ("PEA No. 77"), to December 28, 2004.


                     Contents of the Registration Statement

Cover Page

Contents of Registration Page

Prospectus - incorporated by reference to Post-Effective Amendment No. 77 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 19, 2004, Edgar Accession No.
0001135428-04-000538.

Statement of Additional Information - incorporated by reference to Post-Effective Amendment No. 77 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 19, 2004, Edgar Accession No. 0001135428-04-000538.

Part C - incorporated by reference to Post-Effective Amendment No. 77 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 19, 2004, Edgar Accession No.
0001135428-04-000538.

Signature Page

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 78 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this Township of Tredyffrin and Commonwealth of Pennsylvania on this 17th day of December, 2004.


                                                     PBHG FUNDS
                                                     Registrant


                                                     By: /s/ David J. Bullock
                                                     ------------------------
                                                     David J. Bullock
                                                     President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 78 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

         Signature                     Title                        Date


         *
________________________              Trustee                 December 17, 2004
John R. Bartholdson

         *
________________________              Trustee                 December 17, 2004
Jettie M. Edwards

         *
________________________              Trustee                 December 17, 2004
Albert A. Miller


/s/ David J. Bullock                  President               December 17, 2004
--------------------
David J. Bullock


/s/ Lee T. Cummings                   Treasurer,              December 17, 2004
-------------------                   Chief Financial
Lee T. Cummings                       Officer and
                                      Controller



                               *By: /s/ John M. Zerr
                                ---------------------
                                John M. Zerr
                                Attorney-in-Fact